Consolidated Balance Sheets (Parenthetical) - USD ($)				5 Months Ended
	Jan. 07, 2021	Dec. 31, 2020	Nov. 16, 2020	Dec. 31, 2020	Jun. 30, 2021	Nov. 27, 2020	Jun. 22, 2020	Dec. 31, 2019
Preferred stock shares issued							0
Preferred stock shares outstanding							0
Common stock shares issued							0
Common stock shares outstanding							0
Common stock shares subject to redemption								526,587
Temporary equity, par or stated value per share								$ 0.0001
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Preferred stock par value		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized		2,000,000		2,000,000	2,000,000
Preferred stock shares issued		0		0	0
Preferred stock shares outstanding		0		0	0
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value				$ 146,170,277
Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Shares issued share based payment arrangement forfeited	218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Preferred stock par value					$ 0.0001
Common stock par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized		230,000,000		230,000,000	230,000,000
Common stock shares issued		4,523,969		4,523,969	5,065,058
Common stock shares outstanding		4,523,969		4,523,969	5,065,058
Common stock shares subject to redemption		11,853,653		11,853,653	11,312,564
Temporary equity, par or stated value per share		$ 10.15		$ 10.15	$ 10.15
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Common stock par value		$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized		20,000,000		20,000,000	20,000,000
Common stock shares issued		4,312,500		4,312,500	4,094,406
Common stock shares outstanding		4,312,500	4,312,500	4,312,500	4,094,406
Shares issued share based payment arrangement forfeited			1,437,500
Common Class B [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Shares issued share based payment arrangement forfeited		218,094
Common Class B [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0